Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2021
Non-controlling interests
Schedule Of Non-controlling Interest

Non-controlling interests
RMB
Balance as of December 31, 2019	422,541
Net income attributable to non-controlling interests	12,399
Acquisition of additional equity interests in subsidiaries	(19,853)
Dividend distribution to non-controlling interests holders	(12,496)
Disposal of a subsidiary	(2,463)
Dilution on non-controlling interests due to the Company’s contribution to its subsidiary	(703)
Capital contribution from non-controlling interests shareholders (i)	141,983
Non-controlling interests arising from the acquisition of Shan Shan Outlets(Note 3)	346,647

Balance as of December 31, 2020	888,055
Net income attributable to non-controlling interests	11,801
Acquisition of additional equity interests in subsidiaries	2,968
Dividend distribution to non-controlling interests holders	(18,083)
Capital contribution from non-controlling interests shareholders (i i )	310,677

Balance as of December 31, 2021	1,195,418

(i)
During the year ended December 31, 2020, a total capital contribution of RMB 122,613 are received from the non-controlling
shareholders of Chongqing Weiao Commercial Management Co., Ltd (“Chongqing Weiao”), Hengyang Shan Shan Outlets Shopping Mall Co., Ltd (“Hengyang Shan Shan”) and Shenyang Shan Shan Outlets Shopping Mall Co., Ltd. (“Shenyang Shan Shan”).

During
the
year ended December 31, 2020, the
non-controlling
interests shareholders of Hengyang Shan Shan converted it’s receivables due from the Group of RMB62,518 as capital contribution. The contribution is recorded as a credit of RMB19,370 based on the book value of the non-controlling
interests and the excess of RMB43,148 is recorded to additional paid-in
capital.

(ii)
During the year ended December 31, 2021, a total capital contribution of RMB461,148 from the non-controlling
shareholders of several subsidiaries of Shan Shan Outlets in which RMB310,677 and RMB150,471 was recorded in non-controlling interests and additional paid-in capital, respectively.

Schedule of ownership interests in subsidiaries
The schedule below discloses the effect of changes in the Company’s ownership interests in subsidiaries on the Company’s equity:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net income attributable to Vipshop Holdings Limited’s shareholders	4,016,832	5,906,957	4,681,073
Transfers (to) from the non-controlling interests:
Decrease in the Company’s additional paid-in capital in relation to the acquisition of additional equity interests in subsidiaries	(10,497)	(21,314)	(18,050)
Increase (decrease) in the Company’s additional paid-in capital in relation to contribution to its subsidiary	(97,875)	703	—
Capital contributions from non-controlling interests	—	43,148	150,471
Net transfers from (to) non-controlling interests	(108,372)	22,537	132,421

Changes from net income attributable to Vipshop Holdings Limited’s shareholders and transfers from non-controlling interests	3,908,460	5,929,494	4,813,494